Fair Value Measurements and Available for Sale Investments - Schedule of Aggregate market value, cost basis, and gross unrealized gains and losses of available-for-sale investments (Parenthetical) (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2026
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	$ 73,442	$ 262,293	$ 0
Commercial and corporate obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	10,200	10,700
Long-term investments	0	0
US Treasury Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	63,300	249,000
Long-term investments	$ 0	35,500
Agency Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments		7,600
Long-term investments		$ 0
Maximum [Member] | Commercial and corporate obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Remaining maturity (in years)	2 years	2 years
Maximum [Member] | US Treasury Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Remaining maturity (in years)	2 years	2 years
Maximum [Member] | Agency Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Remaining maturity (in years)		2 years
Minimum [Member] | Commercial and corporate obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Remaining maturity (in years)	1 year	1 year
Minimum [Member] | US Treasury Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Remaining maturity (in years)	1 year	1 year
Minimum [Member] | Agency Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Remaining maturity (in years)		1 year